Basis of preparation and significant accounting policies (Details) - USD ($) $ in Billions		12 Months Ended
	Jan. 01, 2022	Dec. 31, 2022
Equity
Balance sheet values at 1 January 2022 under IFRS 4	$ 206.8
Removal of PVIF	(9.5)
Replacement of IFRS 4 liabilities with IFRS 17	(8.1)
Removal of IFRS 4 liabilities and recording of IFRS 17 fulfilment cash flows	1.9
IFRS 17 contractual service margin	(10.0)
Remeasurement effect of IFRS 9 re-designations	4.9
Tax effect	2.2
Estimated balance sheet values at 1 January 2022 under IFRS 17	196.3
PVIF	9.5
Deferred tax liability	1.7
Intangible assets	7.8
Increase to CSM after inclusion of distribution activities	0.4
Reduction to equity after inclusion of deferred tax	0.4
Credit cards | Minimum
Disclosure of initial application of standards or interpretations [line items]
Expected credit loss		2 years
Credit cards | Maximum
Disclosure of initial application of standards or interpretations [line items]
Expected credit loss		6 years
Insurance manufacturing entities
Assets
Balance sheet values at 1 January 2022 under IFRS 4	144.6
Removal of PVIF	(9.5)
Replacement of IFRS 4 liabilities with IFRS 17	(0.4)
Removal of IFRS 4 liabilities and recording of IFRS 17 fulfilment cash flows	(0.3)
IFRS 17 contractual service margin	(0.1)
Remeasurement effect of IFRS 9 re-designations	4.9
Tax effect	0.6
Estimated balance sheet values at 1 January 2022 under IFRS 17	140.2
Liabilities
Balance sheet values at 1 January 2022 under IFRS 4	127.6
Removal of PVIF	0.0
Replacement of IFRS 4 liabilities with IFRS 17	7.3
Removal of IFRS 4 liabilities and recording of IFRS 17 fulfilment cash flows	(2.2)
IFRS 17 contractual service margin	9.5
Remeasurement effect of IFRS 9 re-designations	0.0
Tax effect	(1.6)
Estimated balance sheet values at 1 January 2022 under IFRS 17	133.3
Equity
Balance sheet values at 1 January 2022 under IFRS 4	17.0
Removal of PVIF	(9.5)
Replacement of IFRS 4 liabilities with IFRS 17	(7.7)
Removal of IFRS 4 liabilities and recording of IFRS 17 fulfilment cash flows	1.9
IFRS 17 contractual service margin	(9.6)
Remeasurement effect of IFRS 9 re-designations	4.9
Tax effect	2.2
Estimated balance sheet values at 1 January 2022 under IFRS 17	$ 6.9